Partners' Equity and Net Income (Loss) Per Unit - Summary of Issuances of Common Units (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Capital Unit [Line Items]
General partner's interest	2.00%
Percentage of noncontrolling interest acquired		49.00%
General Partner [Member]
Capital Unit [Line Items]
General partner's interest	2.00%
Limited Partner [Member]
Capital Unit [Line Items]
Issue new common units, limited partner interests	$ 100